Derivative Warrant Liabilities	12 Months Ended
Mar. 31, 2026
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities

13. Derivative warrant liabilities

The Company has two classes of warrant liabilities outstanding: Public Warrants and Private Warrants. As of March 31, 2026 and 2025, there were 3,322 warrants issued and outstanding, consisting of 3,169 Public Warrants and 153 Private Warrants. Each warrant is exercisable to purchase one common share at a price of $42,963.28 per share. Due to warrants having a cashless exercise feature, the warrants are treated as a liability.

During the prior year ended March 31, 2025, the Company entered into the Warrant Exchange Agreement. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 177 Common Shares in exchange for the surrender and cancellation of 177 Public Warrants held by the Holder. The warrants exchange resulted in a loss of $185,064 which was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss).

Public Warrants: The fair value of the Public Warrants is determined based on the observable market price, as they continue to be traded on the Nasdaq under the symbol “PBMWW.” Changes in fair value during the years ended March 31, 2026, March 31, 2025 and March 31, 2024, have been recognized in the consolidated statements of income/(loss) and comprehensive income/(loss).

Private Warrants: The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, using the following main assumptions:

	Warrant Inputs at March 31, 2026	Warrant Inputs at March 31, 2025
Share price	$2.46	$29.89
Expected dividend yield	Nil	Nil
Exercise price	$42,963.28	$42,963.28
Risk-free interest rate	4.21%	4.21%
Expected life	3.00	4.00
Expected volatility	59.98%	59.98%
Expiry date	January 25, 2029	January 25, 2029

At March 31, 2026 the fair value of the Public and Private Warrants was $215,476 (March 31, 2025 - $200,096) and $nil (March 31, 2025 - $nil), respectively. A fair value loss of $15,380 (March 31, 2025 gain of $694,516) was recognized on the consolidated statements of income/(loss) and comprehensive income/(loss).

The expected volatility was based on implied volatility of the Public Warrants.

As at March 31, 2026, the derivative warrant liability was reconciled as follows:

Derivative warrant liability – Public and Private Warrants

	Number	Amount ($)
At listing January 25, 2024	3,499	595,358
Fair value loss	-	306,250
Opening balance April 1, 2024	3,499	901,608
Warrant exchange	(177)	(6,996)
Fair value gain	-	(694,516)
Balance as at March 31, 2025	3,322	200,096
Fair value loss	-	15,380
Balance as at March 31, 2026	3,322	215,476

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2024	3,346	$42,963.28	153	$42,963.28
Warrant exchange	(177)	$42,963.28	-	$42,963.28
Balance, March 31, 2025	3,169	$42,963.28	153	$42,963.28
Balance, March 31, 2026	3,169	$42,963.28	153	$42,963.28

The following warrants were outstanding and exercisable at March 31, 2026:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
January 25, 2024	January 25, 2029	$42,963.28	3,322	3,322